Concentration of Credit Risk - Additional Information (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2020 USD ($)
Concentration Risk [Line Items]
Less foreign exchange (gains)/losses	$ 4,658.0	$ 4,897.7	$ 3,298.1	$ 5,006.5	$ 3,195.2
Reinsurance Recoverables, Uncollateralized		2,092.4	1,981.4
Underwriting premiums receivables (net of allowance for expected credit losses of 2022: $25.0 — 2021: $30.2)	1,676.8	1,482.4	1,304.6
Due for settlement	5.9	18.3
Premium Receivable, Allowance for Credit Loss	$ 21.6	$ 25.0	30.2
Allowable holdings of a single issue or issuer, percentage	2.00%	2.00%
Percentage of written premium major broker accounted minimum		10.00%
Reinsurance Recoverable, Allowance for Credit Loss	$ 3.3	$ 3.7	$ 3.3		$ 3.8
Munich Re
Concentration Risk [Line Items]
Concentration risk	0.092	0.097
Everest Re
Concentration Risk [Line Items]
Concentration risk	0.160	0.163
Lloyd's
Concentration Risk [Line Items]
Concentration risk	0.078	0.082
AM Best, A plus Rating | Standard & Poor's, A plus Rating | Everest Re
Concentration Risk [Line Items]
Concentration risk		0.163	0.159
AM Best, A plus Rating | Standard & Poor's, AA- Rating | Munich Re
Concentration Risk [Line Items]
Concentration risk		0.097	0.108
AM Best, A Rating | Standard & Poor's, A plus Rating | Lloyd's
Concentration Risk [Line Items]
Concentration risk		0.082	0.093